March 4, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:           PERRITT FUNDS, INC. (the “Company”)
 333-114371 and 811-21556

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, the Perritt Emerging Opportunities Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e. Post-Effective Amendment No. 5 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 5 was filed electronically via EDGAR on February 27, 2009.

If you have any questions or require further information, do not hesitate to contact the undersigned at (312) 669-1650.

Sincerely yours,

/s/ Robert Laatz

Robert Laatz
Vice President, Secretary and Chief Compliance Officer
PERRITT FUNDS, INC.

300 S. Wacker Drive  •  Suite 2880  •  Chicago, IL 60606
Tel 312-669-1650  •  800-331-8936  •  Fax 312-669-1235
E-mail: PerrittCap@PerrittCap.com  •  Web Site: www.PerrittCap.com